SEGMENT INFORMATION	12 Months Ended
Feb. 28, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

22.         SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM currently regularly reviews the consolidated financial results of the Group. Therefore, the Group has one single operating and reportable segment. Substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenues are derived from PRC.